Investments in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of associates [line items]
Beginning balance	$ 5,002
Ending balance	5,061
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,563	$ 3,125
Effect of movements in foreign exchange	(110)	347
Dividends received	(15)	(72)
Share of results of associates	77	59
Ending balance	3,516	3,459
Anadolu Efes [member]
Disclosure of associates [line items]
Beginning balance	60	214
Effect of movements in foreign exchange	(16)	(99)
Dividends received	(10)	(5)
Share of results of associates	(3)	(1)
Exceptional share of results of associates		9
Ending balance	$ 31	$ 118